Summary of Significant Accounting Policies - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details)	Jun. 30, 2025	Dec. 31, 2024
Leasehold Improvement [Member]
Summary of Significant Accounting Policies - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the terms of leases or 5 years when the renewal of leases is unconditional	Over the shorter of the terms of leases or 5 years when the renewal of leases is unconditional
Minimum [Member] | Furniture, Fixtures, and Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	6 years	6 years
Maximum [Member] | Furniture, Fixtures, and Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years